Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	The accompanying unaudited interim consolidated financial statements as of June 30, 2020 and for the six and three months periods ended June 30. 2020 and 2019 have been prepared in accordance with IAS 34 "Interim Financial Reporting" for interim financial information.

The interim consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company's annual consolidated financial statements as of December 31, 2019 and their accompanying disclosures.

The interim consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year ending December 31, 2020.

b.	The accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Company's annual consolidated financial statements for the year ended December 31, 2019.

c.	Leases:

Set out below, are the carrying amounts of the Company's right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Offices and labs	Vehicles	Production Plant	Total	Lease liabilities

As of January 1, 2020	$934	$175	$4,024	$5,133	$5,971

Depreciation expense	(607)	(75)	(261)	(943)	-
Interest expense	-	-	-	-	19
Additions	3,282	63	-	3,345	3,345
Disposals	-	(16)	-	(16)	(13)
Adjustments for indexation	-	-	(29)	(29)	(29)
Payments	-	-	-	-	(1,202)

As of June 30, 2020 (unaudited)	$3,609	$147	$3,734	$7,490	$8,091